General information and significant events of the year	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of Operations [Text Block]
1. General information and Significant Events of the year
1.1. General information
DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016, as a limited liability holding company in Malta (together with its subsidiaries as the “Group”.) On April 14, 2021, the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.
The Group processes payment transactions, enabling merchants generally located in developed economies (mainly United States, Europe and China) to receive payments (“pay-ins”) from customers in emerging markets and to facilitate payments (“pay-outs”) to customers in emerging markets. As of the date these Consolidated Financial Statements were issued, the Group continued to focus on its geographic expansion, increasing the total number of in-network countries.
The Group processes local payments in emerging markets through its network of acquirers and payments processors. Through its partnership with financial institutions, the Group expatriates/repatriates funds to/from developed economies where the merchant customers elect settlement in their preferred currency (mainly U.S. Dollar and Euro). These consolidated financial statements include dLocal’s subsidiaries and details of the structure are included under Note 4.
The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and operates and may be licensed, as applicable, in many countries in emerging markets, primarily in the Americas, Asia and Africa. In December 2024, the Group achieved a significant advancement by obtaining a license in the United Kingdom as an Authorized Payment Institution (API), further enhancing its global regulatory framework.
In addition, the Group is subject to laws aimed at preventing money laundering, corruption, and the financing of terrorism. This regulatory landscape is constantly evolving, as evidenced by the implementation of the Fifth Anti-Money Laundering Directive (Directive (EU) 2018/843, “MLD5”) and the proposed amendments to the Fourth Anti-Money Laundering Directive (MLD4).
These Consolidated Financial Statements as of December 31, 2025, were approved by dLocal’s Board of Directors on March 17, 2026